INCOME TAX AND DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
INCOME TAX AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of income tax liabilities

	September 30,
	2025	2024
At the beginning of the year	(5,562)	(4,149)
Current income tax expense	(145,789)	(28,975)
Acquisitions through business combination (*)	—	(1,098)
Payments	10,892	8,764
RECPAM and currency translation adjustments	30,471	1,609
Income tax withholdings and offset tax credit	69,288	21,002
At the end of the period	(40,700)	(2,847)

(*) See Note 16.

Schedule of deferred Income tax assets/(liabilities), net

	September 30,
	2025	2024
At the beginning of the year	(1,680,382)	(1,188,088)
Increases in Deferred tax	210,198	(527,162)
Currency translation adjustments	1,309	(7,006)
Other comprehensive income	(1,079)	2,409
Acquisitions through business combination (*)	365,887	(47)
At the end of the period	(1,104,067)	(1,719,894)

Net deferred tax assets	375,054	35,798
Net deferred tax liabilities	(1,479,121)	(1,755,692)

(*) See Note 16.

Schedule of Income tax expense differed from the amounts computed by applying the statutory income tax rate of each company to pre-tax income

	September 30,
	2025	2024

	Profit (loss)
Income before income tax	(336,952)	1,810,350
Non-taxable items – Earnings (Losses) from associates and joint ventures	4,073	10,783
Non-taxable items – Other	(6,375)	5,837
Restatement in current currency of Equity, goodwill and other	653,847	1,159,130
Subtotal	314,593	2,986,100
Average statutory income tax rate	30.83%	34.48%
Income tax expense at statutory tax rate of each company	(97,003)	(1,029,552)
Deferred tax liability restatement in current currency and other	471,843	1,506,339
Income tax inflation adjustment	(299,279)	(1,029,111)
Income tax on cash dividends of foreign companies	(11,152)	(3,813)
Income tax benefit (expense) (*)	64,409	(556,137)

Current tax	(145,789)	(28,975)
Deferred tax	210,198	(527,162)
Income tax benefit (expense)	64,409	(556,137)

(*)Includes $(972) million and $3,572 million for the nine-month periods ended September 30, 2025 and 2024, respectively, corresponding to adjustments made in the respective 2024 and 2023 tax returns. It also includes $282 million for the nine-month period ended September 30, 2024, related to a creditable withholding originated in the subsidiary MFH, which is not an income tax liable entity.